Derivative Financial Instruments - Interest rate swaps held for trading (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jul. 31, 2016 facility
Financial Instruments
Recycled loss of cash flow hedges reclassified to profit or loss		$ 4,368	$ 23,514
Unrealized gain/(loss) on derivative financial instruments held for trading	$ (7,922)	10,570	18,530
Interest rate swaps held for trading
Financial Instruments
Notional Amount	1,170,000	1,170,000
Number of legacy facilities | facility				6
Recycled loss of cash flow hedges reclassified to profit or loss			4,978
Unrealized gain/(loss) on derivative financial instruments held for trading	$ (4,333)	8,529	$ 18,448
GasLog with counterparty Deutsche Bank AG, termination in July 2020
Financial Instruments
Fixed Interest Rate	1.98%
Notional Amount	$ 66,667	66,667
Trade date	July 2016
Effective date	July 2016
Termination date	July 2020
GasLog with counterparty Deutsche Bank AG, termination in July 2021
Financial Instruments
Fixed Interest Rate	1.98%
Notional Amount	$ 66,667	66,667
Trade date	July 2016
Effective date	July 2016
Termination date	July 2021
GasLog with counterparty Deutsche Bank AG, termination in July 2022
Financial Instruments
Fixed Interest Rate	1.98%
Notional Amount	$ 66,667	66,667
Trade date	July 2016
Effective date	July 2016
Termination date	July 2022
GasLog with counterparty DNB Bank ASA, termination in July 2020
Financial Instruments
Fixed Interest Rate	1.784%
Notional Amount	$ 73,333	73,333
Trade date	July 2016
Effective date	July 2016
Termination date	July 2020
GasLog with counterparty DNB Bank ASA, termination in July 2021
Financial Instruments
Fixed Interest Rate	1.729%
Notional Amount		73,333
Trade date	July 2016
Effective date	July 2016
Termination date	July 2021
GasLog with counterparty DNB Bank ASA, termination in July 2022
Financial Instruments
Fixed Interest Rate	1.719%
Notional Amount	$ 73,333	73,333
Trade date	July 2016
Effective date	July 2016
Termination date	July 2022
GasLog with counterparty HSBC Bank, plc, termination in July 2020
Financial Instruments
Fixed Interest Rate	1.896%
Notional Amount		33,333
Trade date	July 2016
Effective date	July 2016
Termination date	July 2020
GasLog with counterparty HSBC Bank, plc, termination in July 2021
Financial Instruments
Fixed Interest Rate	1.818%
Notional Amount		33,333
Trade date	July 2016
Effective date	July 2016
Termination date	July 2021
GasLog with counterparty HSBC Bank, plc, termination in July 2022
Financial Instruments
Fixed Interest Rate	1.79%
Notional Amount	$ 33,333	33,333
Trade date	July 2016
Effective date	July 2016
Termination date	July 2022
GasLog with counterparty Nordea Bank Finland, termination in July 2020
Financial Instruments
Fixed Interest Rate	1.905%
Notional Amount		66,667
Trade date	July 2016
Effective date	July 2016
Termination date	July 2020
GasLog with counterparty Nordea Bank Finland, termination in July 2021
Financial Instruments
Fixed Interest Rate	1.84%
Notional Amount		66,667
Trade date	July 2016
Effective date	July 2016
Termination date	July 2021
GasLog with counterparty Nordea Bank Finland, termination in July 2022
Financial Instruments
Fixed Interest Rate	1.815%
Notional Amount	$ 66,667	66,667
Trade date	July 2016
Effective date	July 2016
Termination date	July 2022
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2020
Financial Instruments
Fixed Interest Rate	1.928%
Notional Amount		50,000
Trade date	July 2016
Effective date	July 2016
Termination date	July 2020
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2021
Financial Instruments
Fixed Interest Rate	1.8405%
Notional Amount	$ 50,000	50,000
Trade date	July 2016
Effective date	July 2016
Termination date	July 2021
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2022
Financial Instruments
Fixed Interest Rate	1.814%
Notional Amount		50,000
Trade date	July 2016
Effective date	July 2016
Termination date	July 2022
GasLog with counterparty HSBC Bank plc, termination in February 2022
Financial Instruments
Fixed Interest Rate	2.005%
Notional Amount	$ 100,000	100,000
Trade date	Feb 2017
Effective date	Feb 2017
Termination date	Feb 2022
GasLog with counterparty Nordea Bank Finland, termination in March 2022
Financial Instruments
Fixed Interest Rate	2.0145%
Notional Amount	$ 100,000	100,000
Trade date	Feb 2017
Effective date	Feb 2017
Termination date	Mar 2022
GasLog with counterparty ABN Amro Bank NV ("ABN"), termination in March 2022
Financial Instruments
Fixed Interest Rate	2.003%
Notional Amount	$ 100,000	$ 100,000
Trade date	Feb 2017
Effective date	Feb 2017
Termination date	Mar 2022
GasLog with counterparty Nordea Bank Finland, termination in July 2026, Interest rate of 3.070 percent
Financial Instruments
Fixed Interest Rate	3.07%
Trade date	May 2018
Effective date	July 2020
Termination date	July 2026
GasLog with counterparty Nordea Bank Finland, termination in July 2026, Interest rate of 2.562 percent
Financial Instruments
Fixed Interest Rate	2.562%
Notional Amount	$ 66,667
Trade date	May 2018
Effective date	May 2018
Termination date	July 2026
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2024, interest rate of 3.025 percent
Financial Instruments
Fixed Interest Rate	3.025%
Trade date	May 2018
Effective date	July 2020
Termination date	July 2024
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2025
Financial Instruments
Fixed Interest Rate	2.30%
Notional Amount	$ 50,000
Trade date	May 2018
Effective date	Apr 2018
Termination date	July 2025
GasLog with counterparty DNB Bank ASA, termination in July 2024
Financial Instruments
Fixed Interest Rate	3.056%
Trade date	May 2018
Effective date	July 2020
Termination date	July 2024
GasLog with counterparty DNB Bank ASA, termination in July 2025, interest rate of 2.472 percent
Financial Instruments
Fixed Interest Rate	2.472%
Notional Amount	$ 73,333
Trade date	May 2018
Effective date	July 2018
Termination date	July 2025
GasLog with counterparty HSBC Bank, plc, termination in July 2024 and July 2025
Financial Instruments
Notional Amount	$ 66,667
GasLog with counterparty HSBC Bank, plc, termination in July 2024
Financial Instruments
Fixed Interest Rate	2.475%
Notional Amount	$ 33,333
Trade date	May 2018
Effective date	Apr 2018
Termination date	July 2024
GasLog with counterparty HSBC Bank, plc, termination in July 2025
Financial Instruments
Fixed Interest Rate	2.55%
Notional Amount	$ 33,333
Trade date	May 2018
Effective date	Apr 2018
Termination date	July 2025
GasLog with counterparty Citibank Europe Plc, termination in July 2024
Financial Instruments
Fixed Interest Rate	3.082%
Trade date	May 2018
Effective date	July 2020
Termination date	July 2024
GasLog with counterparty Citibank Europe Plc, termination in July 2025
Financial Instruments
Fixed Interest Rate	3.095%
Trade date	May 2018
Effective date	July 2021
Termination date	July 2025
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2026
Financial Instruments
Fixed Interest Rate	2.745%
Notional Amount	$ 50,000
Trade date	December 2018
Effective date	October 2018
Termination date	July 2026
GasLog with counterparty Nordea Bank Finland, termination in July 2028
Financial Instruments
Fixed Interest Rate	2.793%
Notional Amount	$ 66,667
Trade date	December 2018
Effective date	October 2018
Termination date	July 2028
GasLog with counterparty DNB Bank ASA, termination in July 2025, interest rate of 2.685 percent
Financial Instruments
Fixed Interest Rate	2.685%
Trade date	December 2018
Effective date	January 2019
Termination date	July 2025
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2024, interest rate of 2.9575 percent
Financial Instruments
Fixed Interest Rate	2.9575%
Trade date	December 2018
Effective date	July 2020
Termination date	July 2024
GasLog with counterparty Nordea Bank Finland, termination in July 2024
Financial Instruments
Fixed Interest Rate	2.937%
Trade date	December 2018
Effective date	July 2020
Termination date	July 2024
GasLog with counterparty DNB Bank ASA, termination in April 2025
Financial Instruments
Fixed Interest Rate	2.979%
Trade date	December 2018
Effective date	April 2020
Termination date	April 2025
Interest rate swaps, maturing between 2024 and 2026
Financial Instruments
Notional Amount	$ 250,000
Interest rate swaps, maturing between 2024 and 2025
Financial Instruments
Notional Amount	$ 210,000